Sensitivity analysis for actuarial assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
1% Increase	₩ 416,956	₩ 354,852
1% Decrease	(363,820)	(305,494)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
1% Increase	(377,221)	(313,597)
1% Decrease	₩ 445,833	₩ 377,148